Investments - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions					2 Months Ended	12 Months Ended
	Oct. 04, 2021 CAD ($)	Apr. 26, 2021 CAD ($)	Feb. 23, 2021 CAD ($) shares	Feb. 16, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2021 CAD ($) Customer	Dec. 31, 2021 USD ($) Customer	Apr. 27, 2022 CAD ($)	Jul. 20, 2021 CAD ($)	Feb. 23, 2021 $ / shares
Disclosure Of Transactions Between Related Parties [Line Items]
Issuance Of Common Shares | shares					35,000,000.0
Proceeds from issue of ordinary shares						$ 855,200	$ 684.6
Cash consideration									$ 92,583
Spirit Leaf Franchise Partners | Promissory Notes
Disclosure Of Transactions Between Related Parties [Line Items]
Maturity period of investments						5 years	5 years
Spirit Leaf Franchise Partners | Promissory Notes | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Rate of interest on investments.						8.00%	8.00%
Spirit Leaf Franchise Partners | Promissory Notes | Bottom Of Range [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Rate of interest on investments.						5.50%	5.50%
Zenabis
Disclosure Of Transactions Between Related Parties [Line Items]
Rate of interest on investments.						14.00%	14.00%
Maturity date of investments						Mar. 31, 2025	Mar. 31, 2025
Cash consideration						$ 51,900
Number of royalty payable quarters | Customer						32	32
Number of days to file notice of appeal						30 days	30 days
Fair value of loan						$ 51,900
Adjusted fair value of senior loan						$ 3,300
Zenabis | Payments made in Respect of Senior Loan
Disclosure Of Transactions Between Related Parties [Line Items]
Monitoring fees payable per month								$ 100,000
Strategic Investment | Indiva Investment [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issuance Of Common Shares | shares				22,000,000
Strategic Investment | Brokered Private Placement | Indiva Investment [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Issuance Of Common Shares | shares			25,000,000
Common Shares Issued Price Per Share | $ / shares										$ 0.44
Proceeds from issue of ordinary shares			$ 11,000
Term Loan | Brokered Private Placement | Amended Instrument
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and receivables	$ 19,800
Term Loan | Strategic Investment | Brokered Private Placement
Disclosure Of Transactions Between Related Parties [Line Items]
Rate of interest on investments.			9.00%
Maturity date of investments			Feb. 23, 2024
Interest receivable	$ 300
Term Loan | Strategic Investment | Brokered Private Placement | Amended Instrument
Disclosure Of Transactions Between Related Parties [Line Items]
Rate of interest on investments.	15.00%
Maturity date of investments	Feb. 23, 2024
Cash Out Flow For Non Revolving Loan Issuance	$ 8,500
Term Loan | Strategic Investment | Brokered Private Placement | Indiva Investment [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cash Out Flow For Non Revolving Loan Issuance			$ 11,000
Convertible Debenture | Private company
Disclosure Of Transactions Between Related Parties [Line Items]
Rate of interest on investments.		9.00%
Maturity date of investments		Oct. 26, 2021
Debt instruments held		$ 3,000
Extended Maturity Date Of Investments		Apr. 26, 2022
Convertible Debenture | Private company | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Rate of interest on investments.		12.00%